Summary of Business and Significant Accounting Policies - Capital Structure (Details) - $ / shares	Dec. 30, 2016	Dec. 25, 2015
Accounting Changes and Error Corrections [Abstract]
Common stock, shares authorized	100,000,000	100,000,000
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized	50,000,000	50,000,000
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01